UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-05276

Value Line Funds Variable Trust

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1:	Schedule of Investments.

A copy of the Schedule of Investments for the period ended 9/30/17 is included with this Form.

■	Value Line VIP Equity Advantage Fund

Schedule of Investments

September 30, 2017 (unaudited)

Shares		Value

Closed-End Funds — 96.5%
CHINA REGION — 2.6%
3,000	Morgan Stanley China A Share Fund, Inc.	$71,580
DIVERSIFIED EMERGING MARKETS — 2.4%
3,900	Templeton Emerging Markets Fund	64,428
ENERGY LIMITED PARTNERSHIP — 15.3%
7,600	ClearBridge American Energy MLP Fund, Inc.	65,132
5,700	ClearBridge Energy MLP Opportunity Fund, Inc.	69,369
5,700	ClearBridge Energy MLP Total Return Fund, Inc.	72,282
6,400	Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.	66,752
4,700	Kayne Anderson Midstream/Energy Fund, Inc.	69,090
7,500	Neuberger Berman MLP Income Fund, Inc.	71,250
		413,875
EQUITY ENERGY — 6.4%
4,500	Adams Natural Resources Fund, Inc.	88,425
6,300	BlackRock Energy and Resources Trust	86,499
		174,924
FINANCIAL — 3.3%
2,400	John Hancock Financial Opportunities Fund	89,424
GLOBAL REAL ESTATE — 2.4%
8,100	CBRE Clarion Global Real Estate Income Fund	63,990
HEALTH — 6.1%
3,300	Tekla Healthcare Investors	83,259
4,400	Tekla Healthcare Opportunities Fund	81,708
		164,967
INDIA EQUITY — 2.2%
2,250	India Fund, Inc. (The)	60,188
JAPAN STOCK — 2.4%
5,200	Japan Smaller Capitalization Fund, Inc.	65,364
LARGE BLEND — 15.9%
5,900	Adams Diversified Equity Fund, Inc.	89,739
2,400	General American Investors Co., Inc.	86,424
14,800	Liberty All Star Equity Fund	89,244
5,100	Nuveen Dow 30sm Dynamic Overwrite Fund	86,496
5,700	Nuveen S&P 500 Buy-Write Income Fund	79,686
		431,589

LARGE GROWTH — 9.1%
5,900	Eaton Vance Enhanced Equity Income Fund	82,718
8,500	Eaton Vance Risk-Managed Diversified Equity Income Fund	80,155
7,300	Eaton Vance Tax-Managed Diversified Equity Income Fund	85,118
		247,991
LARGE VALUE — 6.0%
8,901	BlackRock Enhanced Equity Dividend Trust	80,732
8,100	Boulder Growth & Income Fund, Inc.	82,620
		163,352
MID-CAP GROWTH — 3.1%
2,100	Source Capital, Inc.	85,071
MISCELLANEOUS REGION — 2.3%
3,600	Mexico Fund, Inc. (The)	61,848
REAL ESTATE — 5.0%
5,300	Cohen & Steers Quality Income Realty Fund, Inc.	66,568
12,500	Neuberger Berman Real Estate Securities Income Fund, Inc.	70,125
		136,693
SMALL BLEND — 3.0%
8,600	Royce Micro-Cap Trust, Inc.	80,668
TECHNOLOGY — 6.2%
3,750	Blackrock Science & Technology Trust	91,612
3,500	Nuveen NASDAQ 100 Dynamic Overwrite Fund	77,455
		169,067
UTILITIES — 2.8%
3,300	Cohen & Steers Infrastructure Fund, Inc.	75,900
Total Closed-End Funds (Cost $2,484,274)		2,620,919

Short-Term Investment — 4.3%
Money Market Fund — 4.3%
117,190	State Street Institutional U.S. Government Money Market Fund, Premier Class	117,190
	Total Short-Term Investments (Cost $117,190)	117,190
	Total Investments — 100.8% (Cost $2,601,464)	$2,738,109
Excess Of Liabilities Over Cash And Other Assets — (0.8)%		(22,876)
Net Assets (1) — 100.0%		$2,715,233

(1)	For federal income tax purposes, the aggregate cost was $2,601,464, aggregate gross unrealized appreciation was $163,154, aggregate gross unrealized depreciation was $26,509 and the net unrealized appreciation was $136,645.

MLP	Master Limited Partnership.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of September 30, 2017:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Closed-End Funds	$2,620,919	$—	$—	$2,620,919
Short-Term Investment	117,190	—	—	117,190
Total Investments in Securities	$2,738,109	$—	$—	$2,738,109

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended September 30, 2017, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended September 30, 2017, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds’ investments by category.

Item 2.	Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 28, 2017